UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2012



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            September 30, 2012
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       122
Entry Total:
Form 13F Information Table     	 $499,467,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
iShares MSCI EAFE                 MSCI EAFE   464287465    28,576    539,167   SH       Sole                 539,167
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    27,476    486,472   SH       Sole                 486,472
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       659     15,944   SH       Sole                  15,944
                                   MKT
 iShares MSCI KLD 400 Social Index MSCI        464288570       468      8,973   SH       Sole                   8,973
 Fund                              KLD400 SOC
 iShares Russell 1000 Growth       RUSSELL     464287614   141,054  2,114,750   SH       Sole               2,114,750
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       464      5,842   SH       Sole                   5,842
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    95,856  1,328,017   SH       Sole               1,328,017
                                   0VAL
 iShares S&P 500                   S&P 500     464287200   110,186    763,063   SH       Sole                 763,063
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       771      9,900   SH       Sole                   9,900
 iShares S&P 500/Value Index       S&P 500     464287408       290      4,402   SH       Sole                   4,402
                                   VALUE
 iShares S&P Global Clean Energy   S&P GBL     464287341       339     49,456   SH       Sole                  49,456
                                   ENER
 3M Co.                            COM         88579y101       306      3,306   SH       Sole                   3,306
 Abbott Laboratories               COM         002824100     3,359     48,989   SH       Sole                  48,989
 Allstate Corp                     COM         020002101       593     14,971   SH       Sole                  14,971
 Altria Group                      COM         718154107       361     10,821   SH       Sole                  10,821
 Amazon.Com                        COM         231351065       401      1,575   SH       Sole                   1,575
 American Express Co.              COM         025816109       335      5,885   SH       Sole                   5,885
 Amgen Inc.                        COM         311621007       362      4,300   SH       Sole                   4,300
 AON Corp.                         COM         373891035       224      4,289   SH       Sole                   4,289
 Apache Corp                       COM         037411105       285      3,297   SH       Sole                   3,297
 Apple Computer, Inc.              COM         378331003     5,104      7,651   SH       Sole                   7,651
 Applied Materials Inc             COM         382221059       399     35,700   SH       Sole                  35,700
 Aptar Group                       COM         383361037       843     16,300   SH       Sole                  16,300
 AT&T Inc.                         COM         00206R102     1,348     35,744   SH       Sole                  35,744
 BankAmerica Corp.                 COM         605051044       236     26,674   SH       Sole                  26,674
 Baxter International Inc.         COM         718131097       361      5,987   SH       Sole                   5,987
 Berkshire Hathaway                CL B NEW    846707024       955     10,831   SH       Sole                  10,831
 Berkshire Hathaway CL A           CL A        084990175     2,389      1,800   SH       Sole                   1,800
 Boeing Co.                        COM         970231056       569      8,180   SH       Sole                   8,180
 Bristol-Myers Squibb Company      COM         110122108       356     10,562   SH       Sole                  10,562
 British Petroleum Amoco           COM         556221042       653     15,426   SH       Sole                  15,426
 C H Robinson                      COM         12541W100     1,069     18,254   SH       Sole                  18,254
 C V S Corp Del                    COM         126650100       281      5,794   SH       Sole                   5,794
 Carmax                            COM         143130102       224      7,900   SH       Sole                   7,900
 Carnival Corp.                    COM         143658102       409     11,240   SH       Sole                  11,240
 Caterpillar Inc.                  COM         149123101     1,258     14,624   SH       Sole                  14,624
 Charles Schwab                    COM         808513105       202     15,771   SH       Sole                  15,771
 ChevronTexaco Corp.               COM         166764100     1,302     11,172   SH       Sole                  11,172
 Cisco Systems Inc.                COM         17275R102       250     13,094   SH       Sole                  13,094
 Citigroup Inc.                    COM         172967101       306      9,363   SH       Sole                   9,363
 Coca Cola                         COM         191216100       859     22,655   SH       Sole                  22,655
 Colgate-Palmolive Co              COM         194162103       313      2,920   SH       Sole                   2,920
 ComCast                           COM         20030N101       359     10,032   SH       Sole                  10,032
 Comcast Corp Spl Cl A             COM         20030N200       293      8,430   SH       Sole                   8,430
 Conocophillips                    COM         20825C104       368      6,444   SH       Sole                   6,444
 CostCo Companies Inc.             COM         22160k105       211      2,110   SH       Sole                   2,110
 DCT Industrial Trust Inc          COM         233153105       302     46,766   SH       Sole                  46,766
 Deere & Co.                       COM         244199105       236      2,859   SH       Sole                   2,859
 Diageo                            COM         25243Q205       277      2,453   SH       Sole                   2,453
 Duke Energy                       COM         264399106       257      3,965   SH       Sole                   3,965
 Ebay, Inc.                        COM         278642103       220      4,541   SH       Sole                   4,541
 Edwards Lifesciences              COM         28176E108       314      2,921   SH       Sole                   2,921
 EI DuPont de Nemours & Co.        COM         263534109       219      4,364   SH       Sole                   4,364
 EMC Corp. Mass.                   COM         268648102       276     10,123   SH       Sole                  10,123
 Exelon Corporation                COM         30161N101       603     16,942   SH       Sole                  16,942
 Express Scripts Inc.              COM         302182100       277      4,423   SH       Sole                   4,423
 Exxon Mobil Corporation           COM         30231G102     2,748     30,047   SH       Sole                  30,047
 Fed Ex Corp                       COM         31428X106       350      4,134   SH       Sole                   4,134
 Fleetcor Technologies Inc.        COM         339041105     7,715    172,200   SH       Sole                 172,200
 Ford Motor Company                COM         345370860       314     31,868   SH       Sole                  31,868
 Franklin Resources Inc.           COM         354613101       337      2,697   SH       Sole                   2,697
 General Electric                  COM         369604103     1,047     46,095   SH       Sole                  46,095
 Gilead Sciences Inc.              COM         375558103       247      3,730   SH       Sole                   3,730
 Glaxosmithkline                   COM         37733W105       394      8,516   SH       Sole                   8,516
 Goldman Sachs Group               COM         38141G104       235      2,071   SH       Sole                   2,071
 Google Inc                        COM         38259p508     1,036      1,373   SH       Sole                   1,373
 Home Depot                        COM         437076102       432      7,149   SH       Sole                   7,149
 Honeywell International           COM         438516106       263      4,395   SH       Sole                   4,395
 IBM                               COM         459200101     1,843      8,885   SH       Sole                   8,885
 Illinois Tool Works               COM         452308109       423      7,120   SH       Sole                   7,120
 Intel Corp.                       COM         458140100     1,214     53,602   SH       Sole                  53,602
 J P Morgan Chase & Co.            COM         46625H100     1,070     26,440   SH       Sole                  26,440
 Johnson & Johnson                 COM         478160104     1,008     14,628   SH       Sole                  14,628
 Kimberly Clark Corp.              COM         494368103       222      2,584   SH       Sole                   2,584
 Kraft Foods Inc                   COM         50075n104       256      6,180   SH       Sole                   6,180
 McDonald's Corporation            COM         580135101    14,965    163,107   SH       Sole                 163,107
 Medtronic Inc.                    COM         585055106       203      4,716   SH       Sole                   4,716
 Merck & Co, Inc.                  COM         589331107       658     14,597   SH       Sole                  14,597
 Microsoft Corp.                   COM         594918104     1,036     34,799   SH       Sole                  34,799
 Monsanto Co.                      COM         61166W101       230      2,522   SH       Sole                   2,522
 Morgan Stanley / Dean Witter      COM         617446448       281     16,772   SH       Sole                  16,772
 National Oilwell Varco            COM         637071101       353      4,401   SH       Sole                   4,401
 News Corp. Ltd Class A            CL A        65248E104       230      9,369   SH       Sole                   9,369
 Nike Inc Cl B                     COM         654106103       207      2,183   SH       Sole                   2,183
 Northern Trust                    COM         665859104       240      5,175   SH       Sole                   5,175
 Occidental Petroleum Corp         COM         674599105       439      5,101   SH       Sole                   5,101
 Oracle Corp.                      COM         68389X105       918     29,171   SH       Sole                  29,171
 Penn National Gaming              COM         707569109       306      7,100   SH       Sole                   7,100
 Pepsico Inc                       COM         713448108       500      7,065   SH       Sole                   7,065
 Pfizer Inc.                       COM         717081103       808     32,503   SH       Sole                  32,503
 Philip Morris International Inc.  COM         718172109       826      9,185   SH       Sole                   9,185
 Praxair Inc                       COM         74005P104       333      3,205   SH       Sole                   3,205
 Procter & Gamble                  COM         742718109       811     11,687   SH       Sole                  11,687
 Qualcomm, Inc.                    COM         747525103       518      8,297   SH       Sole                   8,297
 Rockwell Medical, Inc.            COM         774374102       118     14,500   SH       Sole                  14,500
 SAIC, Inc.                        COM         78390X101       425     35,259   SH       Sole                  35,259
 Schlumberger Ltd.                 COM         806857108       458      6,337   SH       Sole                   6,337
 Simon Property Group              COM         828806109       260      1,714   SH       Sole                   1,714
 Southern Corp.                    COM         842587107       276      5,986   SH       Sole                   5,986
 SPDR Gold Shares                  COM         380755959       449      2,611   SH       Sole                   2,611
 Starbucks Corp.                   COM         855244109       234      4,617   SH       Sole                   4,617
 Starwood Hotels and Resorts       COM         85590A203       333      5,740   SH       Sole                   5,740
 Target                            COM         87612E106       232      3,655   SH       Sole                   3,655
 TE Connectivity LTD               COM         H84989104       203      5,983   SH       Sole                   5,983
 Texas Instruments Inc.            COM         882508104       264      9,574   SH       Sole                   9,574
 Tiffany & Co                      COM         886547108       330      5,338   SH       Sole                   5,338
 Time Warner Inc.                  COM         887317105       338      7,447   SH       Sole                   7,447
 Travelers Companies Inc           COM         89417E109       263      3,857   SH       Sole                   3,857
 Union Pacific                     COM         907818108       299      2,520   SH       Sole                   2,520
 United Health Care Corp.          COM         91324P102       280      5,053   SH       Sole                   5,053
 United Parcel Service Class B     COM         911312106       303      4,228   SH       Sole                   4,228
 United Technologies Corp.         COM         913017109       374      4,773   SH       Sole                   4,773
 US Bancorp                        COM         902973304       284      8,278   SH       Sole                   8,278
 Verizon Communications            COM         92343V104       731     16,035   SH       Sole                  16,035
 Visa, Inc.                        COM         82826C839       685      5,105   SH       Sole                   5,105
 Wal-Mart                          COM         931142103       719      9,746   SH       Sole                   9,746
 Walgreen Company                  COM         931422109       378     10,386   SH       Sole                  10,386
 Walt Disney Co.                   COM         254687106     1,321     25,274   SH       Sole                  25,274
 Wells Fargo & Co New              COM         949746101     2,217     64,205   SH       Sole                  64,205